Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2013	2014
Lubricants	1,293,780	1,226,172
Victualing	180,334	186,188
Bunkers	-	346,570
Total	1,474,114	1,758,930